Schedule 1 - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at beginning of year	$ 330.2		$ 324.4		$ 152.4
Valuation allowance reversed					(58.2)	[1]
Valuation allowance raised	38.3	[2]	1.1	[2]
Arising on acquisition/ disposal of subsidiaries			(5.4)
Charged to unredeemed capital expenditure	59.4		60.2		222.8
Foreign currency translation adjustment	(41.1)		(50.1)		7.4
Valuation allowance, Balance at end of year	$ 386.8		$ 330.2		$ 324.4

[1]	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
[2]	During fiscal year ended December 31, 2014, the Group raised a valuation allowance against unredeemed capital expenditure and net operating losses. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.